Impairment charges	12 Months Ended
Sep. 30, 2021
Impairment charges
Impairment charges

Note 6. Impairment charges

Accounting policy

Impairment charges are based on an expected loss model which measures the difference between the current carrying amount and the present value of expected future cash flows taking into account past experience, current conditions and multiple probability-weighted macroeconomic scenarios for reasonably supportable future economic conditions. Further details of the calculation of ECL and the critical accounting assumptions and estimates relating to impairment charges are included in Note 13.

Impairment charges are recognised in the income statement, with a corresponding amount recognised as follows:

●     Loans, debt securities at amortised cost and due from subsidiaries balances: as a reduction of the carrying value of the financial asset through an offsetting provision account (refer to Note 13);

●     Debt securities at FVOCI: in reserves in OCI with no reduction of the carrying value of the debt security (refer to Note 27); and

●     Credit commitments: as a provision (refer to Note 26).

Uncollectable loans

A loan may become uncollectable in full or part if, after following the Group’s loan recovery procedures, the Group remains unable to collect that loan’s contractual repayments. Uncollectable amounts are written off against their related provision for ECL, after all possible repayments have been received.

Where loans are secured, amounts are generally written off after receiving the proceeds from the security, or in certain circumstances, where the net realisable value of the security has been determined and this indicates that there is no reasonable expectation of full recovery, write-off may be earlier. Unsecured consumer loans are generally written off after 180 days past due.

The Group may subsequently be able to recover cash flows from loans written off. In the period which these recoveries are made, they are recognised in the income statement.

The following table details impairment charges.

	Consolidated			Parent Entity
$m	2021	2020	2019	2021	2020
Provisions raised/(released)
Performing	(915)	1,437	(209)	(785)	1,147
Non-performing	567	1,934	1,175	563	1,717
Recoveries	(242)	(193)	(172)	(225)	(173)
Impairment charges	(590)	3,178	794	(447)	2,691
of which relates to:
Loans and credit commitments	(567)	3,158	794	(449)	2,689
Debt securities at amortised cost	(25)	18	-	-	-
Debt securities at FVOCI	2	2	-	2	2
Impairment charges/(benefit)	(590)	3,178	794	(447)	2,691

Further details are discussed in Note 13.